DESCRIPTION OF BUSINESS, ORGANIZATION AND BASIS OF PRESENTATION - Consolidate (Details) ¥ in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2021 CNY (¥)	Jun. 30, 2021 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2018 CNY (¥)
Variable Interest Entity [Line Items]
Cash			¥ 28		¥ 1	¥ 119
Restricted cash			698		1,893	893	$ 110
Short-term investments			127,514			2,501	20,010
Accounts receivable - third parties, net			158,725		202,172	177,232	24,907
Accounts receivable - related parties, net			304		12,442	10,208	48
Contract assets			21,118		18,342	15,582	3,314
Amounts due from related parties					6,242	6,452
Prepayments and other current assets			136,665		96,452	67,761	21,444
Total current assets			2,711,067		797,001	515,899	425,425
Long-Term Investments			127,748		47,300	35,228	20,046
Property and equipment, net			14,094		7,720	9,092	2,212
Intangible assets, net			48,397		10,006	11,515	7,595
Goodwill			121,805				19,114
Other non current assets			3,128		4,795	3,706	491
Total assets			3,026,239		866,822	575,440	474,883
Short-term borrowings, including current portion of long-term borrowings			5,500		20,000	26,838	863
Accounts payable			148,019		115,549	120,297	23,227
Contract liabilities			285,936		177,376	121,748	44,870	¥ 83,443
Amounts due to related parties			794		4,266	3,744	125
Payable for business acquisition			93,511				14,674
Accrued expenses and other current liabilities			166,987		85,729	64,608	26,204
Total current liabilities			700,747		670,910	337,235	109,963
Long-term borrowings			8,004			104,198	1,256
Deferred income tax liabilities			8,883		185	259	1,394
Total liabilities			720,968		680,745	446,401	$ 113,136
Accounts receivable - a related party, net			320		13,740	10,751
Revenues	¥ 17,800	¥ 11,600	752,688	$ 118,113	723,453	592,798
Net loss			(903,859)	(141,835)	(425,232)	(217,139)
Net cash used in operating activities			(238,079)	(37,359)	(216,521)	(161,581)
Net cash used in investing activities			(1,814,560)	(284,746)	(95,800)	(85,389)
Net cash provided by / (used in) financing activities			2,444,749	383,635	457,641	325,410
Net increase / (decrease) in cash and restricted cash			355,875	55,844	134,601	76,197
Cash and restricted cash at the beginning of the year			301,002	47,234	166,401	90,204
Cash and restricted cash at the end of the year			656,877	$ 103,078	301,002	166,401
VIE
Variable Interest Entity [Line Items]
Cash			192,105		60,987	121,667
Restricted cash			698		1,893	893
Short-term investments						2,501
Accounts receivable - third parties, net			470,204		194,730	180,424
Accounts receivable - related parties, net			2,995		13,370	12,716
Contract assets			21,118		18,342	15,582
Amounts due from related parties			688		21,830	69,295
Prepayments and other current assets			88,311		65,600	60,140
Total current assets			776,119		376,752	463,218
Long-Term Investments			127,748		47,300	35,228
Property and equipment, net			13,883		6,843	7,747
Intangible assets, net			46,019		6,265	6,654
Goodwill			121,805
Other non current assets			3,076		4,591	3,502
Total assets			1,088,650		441,751	516,349
Short-term borrowings, including current portion of long-term borrowings			5,500		20,000	26,838
Accounts payable			200,856		109,924	110,859
Contract liabilities			66,646		180,814	118,911
Amounts due to related parties			1,518,382		647,503	410,132
Amounts due to VIE					230,087
Payable for business acquisition			93,511
Accrued expenses and other current liabilities			92,118		61,262	311,778
Total current liabilities			1,977,013		1,249,590	978,518
Long-term borrowings			6,000			96,190
Deferred income tax liabilities			8,883		185	259
Total liabilities			1,991,896		1,249,775	1,074,967
Revenues			639,139		699,218	583,463
Net loss			(699,152)		(227,670)	(217,609)
Net cash used in operating activities			(174,049)		(20,582)	(30,655)
Net cash used in investing activities			(275,719)		(32,260)	(14,055)
Net cash provided by / (used in) financing activities			579,690		(6,838)	113,045
Net increase / (decrease) in cash and restricted cash			129,922		(59,680)	68,335
Cash and restricted cash at the beginning of the year			62,881		122,561	54,226
Cash and restricted cash at the end of the year			192,803		62,881	122,561
Restricted cash pledged to secure bank borrowings			698		1,893	893
VIE | Asset pledged
Variable Interest Entity [Line Items]
Accounts receivable - a related party, net			304		12,442	10,208
VIE | Short-term borrowings from SPD | Asset pledged
Variable Interest Entity [Line Items]
Accounts receivable pledged to secure bank borrowings						168,250
Other receivables pledged to secure bank borrowings						10,611
Equity investor
Variable Interest Entity [Line Items]
Amounts due to related parties			¥ 3,744		¥ 4,266	794
Ronglian Yitong | Short-term borrowings from SPD | Asset pledged
Variable Interest Entity [Line Items]
Accounts receivable - third parties, net						124,291
Prepayments and other current assets						¥ 8,452